UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     February 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $130,600 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE CAP MGMT HLDG L P     UNIT LTD PARTN   01855A101     4141    73300 SH       SOLE                    73300        0        0
AMERICAN INTL GROUP INC        COM              026874107     7904   115850 SH       SOLE                   115850        0        0
AMGEN INC                      COM              031162100     5512    69900 SH       SOLE                    69900        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107     1195    72500 SH       SOLE                    72500        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      746      254 SH       SOLE                      254        0        0
BLOCK H & R INC                COM              093671105    10261   417944 SH       SOLE                   417944        0        0
COCA COLA CO                   COM              191216100      267     6620 SH       SOLE                     6620        0        0
CORNING INC                    COM              219350105     2104   107000 SH       SOLE                   107000        0        0
ELAN PLC                       ADR              284131208      383    27500 SH       SOLE                    27500        0        0
EXXON MOBIL CORP               COM              30231G102      324     5772 SH       SOLE                     5772        0        0
FAIR ISAAC CORP                COM              303250104     7337   166110 SH       SOLE                   166110        0        0
GENERAL ELECTRIC CO            COM              369604103     1489    42470 SH       SOLE                    42470        0        0
GENZYME CORP                   COM              372917104     2651    37450 SH       SOLE                    37450        0        0
GUIDANT CORP                   COM              401698105     1010    15600 SH       SOLE                    15600        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      359     4363 SH       SOLE                     4363        0        0
JOHNSON & JOHNSON              COM              478160104    16755   278785 SH       SOLE                   278785        0        0
JP MORGAN CHASE & CO           COM              46625H100     4010   101025 SH       SOLE                   101025        0        0
MASSEY ENERGY CORP             COM              576206106     2067    54570 SH       SOLE                    54570        0        0
MICROSOFT CORP                 COM              594918104     1587    60694 SH       SOLE                    60694        0        0
ONLINE RES CORP                COM              68273G101    13681  1238100 SH       SOLE                  1238100        0        0
PFIZER INC                     COM              717081103      736    31565 SH       SOLE                    31565        0        0
QUALCOMM INC                   COM              747525103     6699   155500 SH       SOLE                   155500        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105    10356   235900 SH       SOLE                   235900        0        0
SCHLUMBERGER LTD               COM              806857108     8736    89920 SH       SOLE                    89920        0        0
ST JUDE MED INC                COM              790849103     7821   155800 SH       SOLE                   155800        0        0
SUN MICROSYSTEMS INC           COM              866810104      103    24500 SH       SOLE                    24500        0        0
SUNCOR ENERGY INC              COM              867229106     8620   136550 SH       SOLE                   136550        0        0
TRIBUNE CO NEW                 COM              896047107     1109    36650 SH       SOLE                    36650        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100      304    11000 SH       SOLE                    11000        0        0
WORLD ENTMT CORP COM           COM              98145V101       11    36700 SH       SOLE                    36700        0        0
ZIMMER HLDGS INC               COM              98956P102     2322    34429 SH       SOLE                    34429        0        0